Related Party Transactions (Details) - shares				1 Months Ended
	Oct. 01, 2014	Oct. 01, 2013	Oct. 01, 2012	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012	Mar. 31, 2015
Nidec Sankyo | Share Exchange Transaction
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued			6,350,630
Nidec Copal | Share Exchange Transaction
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued		4,856,764
Nidec Tosok | Share Exchange Transaction
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued		2,624,000
Nidec Copal Electronics | Share Exchange Transaction
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued	3,160,575			3,160,575
Nidec-Read
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued				1,421,498
Nidec-Read | Share Exchange Transaction
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued	1,421,498
Chief Executive Officer
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party							8.70%
Chief Executive Officer | Nidec Sankyo | Share Exchange Transaction
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued						306,272
Chief Executive Officer | Nidec Copal | Share Exchange Transaction
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued					589,992
Chief Executive Officer | Nidec Tosok | Share Exchange Transaction
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued					322,400
Chief Executive Officer | Nidec Copal Electronics | Share Exchange Transaction
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued				282,624
Chief Executive Officer | Nidec-Read | Share Exchange Transaction
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued				182,250
Business entity indirectly owned by the CEO
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party							3.70%
Business entity indirectly owned by the CEO | Nidec Tosok | Share Exchange Transaction
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued					49,600
Business entity indirectly owned by the CEO | Nidec-Read | Share Exchange Transaction
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued				51,030
CEO's Immediate Family Member
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party							1.80%